Risk/Return Detail Data - FidelityAssetManagerFunds-AMCIZComboPRO	Nov. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Charles Street Trust
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85%
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity Asset Manager® 85%/Fidelity Advisor Asset Manager® 85% A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Asset Manager® 85% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 56 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	24.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 56 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Allocating the fund's assets between two main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), and the bond and short-term/money market class (fixed-income securities of all types and maturities, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities).Maintaining a neutral mix over time of 85% of assets in stocks and 15% of assets in bonds and short-term and money market instruments.Adjusting allocation between asset classes gradually within the following ranges: stock class (60%-100%) and bond and short-term/money market class (0%-40%).Investing in domestic and foreign issuers.Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Income Risk. A low or negative interest rate environment can adversely affect an underlying fund's yield. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Oct. 02, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2023
Bar Chart, Year to Date Return	7.15%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	20.30%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(19.05%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Fidelity Advisor Asset Manager 85% - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.73%	[1]
1 year	$ 75
3 years	233
5 years	406
10 years	906
1 Year	75
3 Years	233
5 Years	406
10 Years	$ 906
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Fidelity Advisor Asset Manager 85% - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[2]
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%	[3]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.98%
1 year	$ 669
3 years	869
5 years	1,086
10 years	1,707
1 Year	669
3 Years	869
5 Years	1,086
10 Years	$ 1,707
2013	24.87%
2014	5.58%
2015	(0.95%)
2016	7.13%
2017	21.83%
2018	(9.47%)
2019	25.86%
2020	18.98%
2021	16.79%
2022	(18.88%)
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Fidelity Advisor Asset Manager 85% - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.75%	[1]
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 278
3 years	551
5 years	949
10 years	1,859
1 Year	178
3 Years	551
5 Years	949
10 Years	$ 1,859
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Fidelity Advisor Asset Manager 85% - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[2]
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.19%	[3]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.23%
1 year	$ 471
3 years	727
5 years	1,002
10 years	1,787
1 Year	471
3 Years	727
5 Years	1,002
10 Years	$ 1,787
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Fidelity Advisor Asset Manager 85% - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.61%
1 year	$ 62
3 years	195
5 years	340
10 years	762
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Return Before Taxes | Fidelity Advisor Asset Manager 85% - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	(18.65%)
Past 5 years	5.41%
Past 10 years	8.44%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Return Before Taxes | Fidelity Advisor Asset Manager 85% - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(23.55%)
Past 5 years	3.90%
Past 10 years	7.51%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Return Before Taxes | Fidelity Advisor Asset Manager 85% - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(20.25%)
Past 5 years	4.35%
Past 10 years	7.50%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Return Before Taxes | Fidelity Advisor Asset Manager 85% - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(21.89%)
Past 5 years	4.12%
Past 10 years	7.47%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Return Before Taxes | Fidelity Advisor Asset Manager 85% - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	(18.59%)
Since Inception	5.31%	[5]
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | After Taxes on Distributions | Fidelity Advisor Asset Manager 85% - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(24.37%)
Past 5 years	2.92%
Past 10 years	6.41%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | After Taxes on Distributions and Sales | Fidelity Advisor Asset Manager 85% - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(13.32%)
Past 5 years	2.95%
Past 10 years	5.83%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | F0253
Risk/Return:
Label	Fidelity Asset Manager 85% Composite Index℠
Past 1 year	(17.24%)
Past 5 years	5.70%
Past 10 years	8.74%

[1]	BDiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[3]	AAdjusted to reflect current fees.
[4]	BOn Class C shares redeemed less than one year after purchase.
[5]	AFrom October 2, 2018.